Summary of Significant Accounting Policies - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Jan. 22, 2015 CruiseShip
Property, Plant and Equipment [Line Items]
Fees, taxes, and charges	$ 532	$ 517	$ 477
Advertising expenses	$ 623	$ 588	$ 527
Subsequent Event
Property, Plant and Equipment [Line Items]
Number of cruise ships				100